NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
SCHEDULE OF TRANSLATION EXCHANGE RATES

As of September 30, 2021 and June 30, 2021, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	September 30, 2021	June 30, 2021
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.7214	0.7500

Average exchange rate for the period
USD : AUD exchange rate	0.7350	0.7473

As of June 30, 2021 and 2020, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2021	June 30, 2020
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.7500	0.6891

Average exchange rate for the period
USD : AUD exchange rate	0.7473	0.6742

SCHEDULE OF CHANGE IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The change in Accumulated Other Comprehensive Income (Loss) by component during the three months ended September 30, 2021 was as follows:

Foreign Currency Items:
Balance, June 30, 2021	$1,085,204
Unrealized foreign currency translation gain	64,193
Ending balance, September 30, 2021	$1,149,397

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2021 and 2020 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2019	$1,066,998
Foreign currency translation gain	200,673
Balance, June 30, 2020	1,267,671
Foreign currency translation gain	182,467
Ending balance, June 30, 2021	$1,085,204

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years
The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years

SCHEDULE OF DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION

	September 30, 2021	September 30, 2020
	(Unaudited)	(Unaudited)
Stock Options	59	60
Stock Warrants	111,932	135,725
Unvested restricted stock	59	117
Convertible Debt	23,293,971	510,674
Total	23,406,021	646,576

	June 30, 2021	June 30, 2020

Stock Options	59	60
Stock Warrants	121,329	151,171
Unvested restricted stock	59	59
Convertible Debt	12,416,972	439,113
Total	12,538,419	590,403